Pensions and Other Post-employment Benefits - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Pensions and Other Post-employment Benefits [Line Items]
Long term rate of improvement per year		1.25%
Special contributions		£ (444)	£ (481)	£ (408)
Pension schemes [member]
Disclosure of Pensions and Other Post-employment Benefits [Line Items]
Employer contributions	£ 360
Post-retirement benefits [member]
Disclosure of Pensions and Other Post-employment Benefits [Line Items]
Employer contributions	90
UK [member]
Disclosure of Pensions and Other Post-employment Benefits [Line Items]
Rate of return on assets		55.00%
Rate of liability matching assets		45.00%
Special contributions		£ 136	191	85
UK [member] | Pension schemes [member]
Disclosure of Pensions and Other Post-employment Benefits [Line Items]
Special contributions	£ 123
UK [member] | Other assets [member]
Disclosure of Pensions and Other Post-employment Benefits [Line Items]
Loans on structured debt amount contributed to fair value of plan assets		£ (773)	(1,698)	(2,215)
US [member]
Disclosure of Pensions and Other Post-employment Benefits [Line Items]
Rate of return on assets		55.00%
Rate of liability matching assets		45.00%
Special contributions		£ 78	£ 0	111
Assumption for future medical inflation		6.75%	7.00%
US [member] | 2025 and thereafter [member]
Disclosure of Pensions and Other Post-employment Benefits [Line Items]
Assumption for future medical inflation		5.00%
US [member] | Unfunded [member]
Disclosure of Pensions and Other Post-employment Benefits [Line Items]
US post retirement healthcare scheme obligation		£ 1,254	£ 1,463	£ 1,208